Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 577,164	$ 242,473
12 months or more - Fair Value	18,653	264,996
Total - Fair Value	595,817	507,468
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	10,717	2,501
12 months or more - Gross Unrealized Loss	684	5,452
Total - Gross Unrealized Loss	11,401	7,953
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	102,266	41,786
12 months or more - Fair Value	0	9,932
Total - Fair Value	102,266	51,718
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	2,621	113
12 months or more - Gross Unrealized Loss	0	68
Total - Gross Unrealized Loss	2,621	181
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	359,622	187,605
12 months or more - Fair Value	4,713	167,549
Total - Fair Value	364,335	355,153
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	5,766	2,147
12 months or more - Gross Unrealized Loss	117	3,179
Total - Gross Unrealized Loss	5,883	5,326
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	40,705
12 months or more - Fair Value	0
Total - Fair Value	40,705
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	251
12 months or more - Gross Unrealized Loss	0
Total - Gross Unrealized Loss	251
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	64,560	7,529
12 months or more - Fair Value	13,940	82,888
Total - Fair Value	78,500	90,417
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	1,960	111
12 months or more - Gross Unrealized Loss	567	2,093
Total - Gross Unrealized Loss	2,527	2,204
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	10,011	5,553
12 months or more - Fair Value	0	4,627
Total - Fair Value	10,011	10,180
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	119	130
12 months or more - Gross Unrealized Loss	0	112
Total - Gross Unrealized Loss	$ 119	$ 242